GUARANTOR FINANCIAL INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Consolidating Condensed Balance Sheets

Condensed Consolidating Balance Sheets

As of September 30, 2013

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$103.7	$0.1	$35.5	$—	$139.3
Trade receivables, less allowances for doubtful accounts	85.0	22.8	86.3	—	194.1
Inventories	91.7	11.0	39.5	—	142.2
Deferred income taxes - current	39.2	—	10.8	—	50.0
Prepaid expenses and other	110.9	6.4	25.0	—	142.3
Intercompany receivables	963.6	611.5	429.7	(2,004.8)	—
Investment in subsidiaries	(64.4)	(156.9)	—	221.3	—
Property, plant and equipment, net	91.3	0.6	10.8	—	102.7
Deferred income taxes — noncurrent	169.4	—	11.8	—	181.2
Goodwill	185.8	30.0	2.1	—	217.9
Intangible assets, net	58.5	0.3	5.9	—	64.7
Other assets	75.0	1.9	25.0	—	101.9

Total assets	$1,909.7	$527.7	$682.4	$(1,783.5)	$1,336.3

LIABILITIES AND STOCKHOLDER’S DEFICIENCY
Short-term borrowings	$—	$4.9	$1.7	$—	$6.6
Current portion of long-term debt	—	—	—	—	—
Current portion of long-term debt — affiliates	48.6	—	—	—	48.6
Accounts payable	73.7	5.8	23.9	—	103.4
Accrued expenses and other	140.7	11.9	72.2	—	224.8
Intercompany payables	742.3	687.2	575.3	(2,004.8)	—
Long-term debt	1,228.2	—	—	—	1,228.2
Other long-term liabilities	217.9	3.6	44.9	—	266.4

Total liabilities	2,451.4	713.4	718.0	(2,004.8)	1,878.0
Stockholder’s deficiency	(541.7)	(185.7)	(35.6)	221.3	(541.7)

Total liabilities and stockholder’s deficiency	$1,909.7	$527.7	$682.4	$(1,783.5)	$1,336.3

Condensed Consolidating Balance Sheets

As of December 31, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$59.1	$—	$57.2	$—	$116.3
Trade receivables, less allowances for doubtful accounts	96.2	23.1	96.7	—	216.0
Inventories	74.1	6.1	34.5	—	114.7
Deferred income taxes — current	38.2	—	10.3	—	48.5
Prepaid expenses and other	92.1	4.7	23.7	—	120.5
Intercompany receivables	947.9	488.2	408.0	(1,844.1)	—
Investment in subsidiaries	(94.6)	(190.0)	—	284.6	—
Property, plant and equipment, net	86.9	0.5	12.1	—	99.5
Deferred income taxes — noncurrent	189.9	—	13.2	—	203.1
Goodwill	150.6	65.2	2.0	—	217.8
Intangible assets, net	0.9	61.3	6.6	—	68.8
Other assets	63.5	3.5	25.5	—	92.5

Total assets	$1,704.8	$462.6	$689.8	$(1,559.5)	$1,297.7

LIABILITIES AND STOCKHOLDER’S DEFICIENCY
Short-term borrowings	$—	$5.0	$—	$—	$5.0
Current portion of long-term debt	21.5	—	—	—	21.5
Current portion of long-term debt — affiliates	48.6	—	—	—	48.6
Accounts payable	62.2	5.1	34.5	—	101.8
Accrued expenses and other	155.7	13.8	95.2	—	264.7
Intercompany payables	614.6	650.7	578.8	(1,844.1)	—
Long-term debt	1,145.8	—	—	—	1,145.8
Other long-term liabilities	233.1	6.2	47.7	—	287.0

Total liabilities	2,281.5	680.8	756.2	(1,844.1)	1,874.4
Stockholder’s deficiency	(576.7)	(218.2)	(66.4)	284.6	(576.7)

Total liabilities and stockholder’s deficiency	$1,704.8	$462.6	$689.8	$(1,559.5)	$1,297.7

Condensed Consolidating Balance Sheets

As of December 31, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$59.1	$—	$57.2	$—	$116.3
Trade receivables, less allowances for doubtful accounts	96.2	23.1	96.7	—	216.0
Inventories	74.1	6.1	34.5	—	114.7
Deferred income taxes — current	38.2	—	10.3	—	48.5
Prepaid expenses and other	92.1	4.7	23.7	—	120.5
Intercompany receivables	947.9	488.2	408.0	(1,844.1)	—
Investment in subsidiaries	(94.6)	(190.0)	—	284.6	—
Property, plant and equipment, net	86.9	0.5	12.1	—	99.5
Deferred income taxes — noncurrent	189.9	—	13.2	—	203.1
Goodwill	150.6	65.2	2.0	—	217.8
Intangible assets, net	0.9	61.3	6.6		68.8
Other assets	63.5	3.5	25.5	—	92.5

Total assets	$1,704.8	$462.6	$689.8	$(1,559.5)	$1,297.7

LIABILITIES AND STOCKHOLDER’S DEFICIENCY
Short-term borrowings	$—	$5.0	$—	$—	$5.0
Current portion of long-term debt	21.5	—	—	—	21.5
Current portion of long-term debt —affiliates	48.6	—	—	—	48.6
Accounts payable	62.2	5.1	34.5	—	101.8
Accrued expenses and other	155.7	13.8	95.2	—	264.7
Intercompany payables	614.6	650.7	578.8	(1,844.1)	—
Long-term debt	1,145.8	—	—	—	1,145.8
Other long-term liabilities	233.1	6.2	47.7	—	287.0

Total liabilities	2,281.5	680.8	756.2	(1,844.1)	1,874.4
Stockholder’s deficiency	(576.7)	(218.2)	(66.4)	284.6	(576.7)

Total liabilities and stockholder’s deficiency	$1,704.8	$462.6	$689.8	$(1,559.5)	$1,297.7

Condensed Consolidating Balance Sheets

As of December 31, 2011

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Cash and cash equivalents	$57.7	$0.1	$43.9	$—	$101.7
Trade receivables, less allowances for doubtful accounts	107.1	18.2	86.7	—	212.0
Inventories	68.3	8.4	34.3	—	111.0
Deferred income taxes — current	40.0	—	9.6	—	49.6
Prepaid expenses and other	78.3	4.2	25.1	—	107.6
Intercompany receivables	907.6	445.5	362.4	(1,715.5)	—
Investment in subsidiaries	(164.2)	(193.0)	—	357.2	—
Property, plant and equipment, net	85.2	0.9	12.8	—	98.9
Deferred income taxes — noncurrent	206.9	—	14.5	—	221.4
Goodwill	150.6	42.2	1.9	—	194.7
Intangible assets, net	0.9	21.7	6.6	—	29.2
Other assets	52.7	2.8	24.5	—	80.0

Total assets	$1,591.1	$351.0	$622.3	$(1,358.3)	$1,206.1

LIABILITIES AND STOCKHOLDER’S DEFICIENCY
Short-term borrowings	$—	$3.6	$2.3	$—	$5.9
Current portion of long-term debt	8.0	—	—	—	8.0
Accounts payable	56.0	3.9	29.1	—	89.0
Accrued expenses and other	150.8	10.8	68.4	—	230.0
Intercompany payables	559.0	609.9	546.6	(1,715.5)	—
Long-term debt	1,107.0	—	—	—	1,107.0
Long-term debt — affiliates	107.0	—	—	—	107.0
Other long-term liabilities	244.9	5.3	50.6	—	300.8

Total liabilities	2,232.7	633.5	697.0	(1,715.5)	1,847.7
Stockholder’s deficiency	(641.6)	(282.5)	(74.7)	357.2	(641.6)

Total liabilities and stockholder’s deficiency	$1,591.1	$351.0	$622.3	$(1,358.3)	$1,206.1

Consolidating Condensed Statement of Income and Comprehensive Income

Condensed Consolidating Statements of Income and Comprehensive Income (Loss)

For the Three Months ended September 30, 2013

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$229.4	$25.3	$133.2	$(48.5)	$339.4
Cost of sales	106.2	12.6	53.5	(48.5)	123.8

Gross profit	123.2	12.7	79.7	—	215.6
Selling, general and administrative expenses	106.7	9.4	58.3	—	174.4
Restructuring charges and other, net	—	0.1	(1.6)	—	(1.5)

Operating income	16.5	3.2	23.0	—	42.7

Other expenses (income), net:
Intercompany interest, net	0.2	(0.1)	1.5	—	1.6
Interest expense	16.0	0.1	0.1	—	16.2
Amortization of debt issuance costs	0.8	—	—	—	0.8
Loss on early extinguishment of debt	0.2	—	—	—	0.2
Foreign currency (gains) losses, net	(1.5)	0.5	1.4	—	0.4
Miscellaneous, net	(10.9)	(5.8)	17.2	—	0.5

Other expenses (income), net	4.8	(5.3)	20.2	—	19.7

Income from continuing operations before income taxes	11.7	8.5	2.8	—	23.0
Provision for income taxes	10.9	0.4	1.7	—	13.0

Income from continuing operations	0.8	8.1	1.1	—	10.0
Income from discontinued operations, net of taxes	—	—	—	—	—
Equity in income of subsidiaries	9.2	2.2	—	(11.4)	—

Net income	$10.0	$10.3	$1.1	$(11.4)	$10.0

Other comprehensive income (loss)	3.1	(1.4)	(1.2)	2.6	3.1

Total comprehensive income (loss)	$13.1	$8.9	$(0.1)	$(8.8)	$13.1

Condensed Consolidating Statements of Operations and Comprehensive Loss

For the Three Months ended September 30, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$221.1	$34.0	$141.3	$(49.4)	$347.0
Cost of sales	101.8	15.6	59.0	(49.4)	127.0

Gross profit	119.3	18.4	82.3	—	220.0
Selling, general and administrative expenses	100.0	13.0	61.7	—	174.7
Restructuring charges and other, net	1.2	0.5	19.3	—	21.0

Operating income	18.1	4.9	1.3	—	24.3

Other expenses (income), net:
Intercompany interest, net	0.2	(0.3)	1.6	—	1.5
Interest expense	19.6	0.2	0.1	—	19.9
Amortization of debt issuance costs	0.9	—	—	—	0.9
Foreign currency (gains) losses, net	(1.1)	0.1	0.9	—	(0.1)
Miscellaneous, net	(27.2)	13.7	13.6	—	0.1

Other (income) expenses, net	(7.6)	13.7	16.2	—	22.3

Income (loss) from continuing operations before income taxes	25.7	(8.8)	(14.9)	—	2.0
Provision for income taxes	6.4	2.3	3.3	—	12.0

Income (loss) from continuing operations	19.3	(11.1)	(18.2)	—	(10.0)
Equity in loss of subsidiaries	(29.3)	(25.2)	—	54.5	—

Net loss	$(10.0)	$(36.3)	$(18.2)	$54.5	$(10.0)

Other comprehensive loss	(0.1)	(2.8)	(3.4)	6.2	(0.1)

Total comprehensive loss	$(10.1)	$(39.1)	$(21.6)	$60.7	$(10.1)

Condensed Consolidating Statements of Income and Comprehensive Income

For the Nine Months ended September 30, 2013

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$713.5	$63.6	$390.6	$(146.3)	$1,021.4
Cost of sales	325.5	30.2	156.1	(146.3)	365.5

Gross profit	388.0	33.4	234.5	—	655.9
Selling, general and administrative expenses	318.1	28.3	153.6	—	500.0
Restructuring charges and other, net	—	0.3	1.5	—	1.8

Operating income	69.9	4.8	79.4	—	154.1

Other expenses (income), net:
Intercompany interest, net	0.7	(0.5)	4.5	—	4.7
Interest expense	50.3	0.2	0.3	—	50.8
Amortization of debt issuance costs	2.2	—	—	—	2.2
Loss on early extinguishment of debt	28.1	—	—	—	28.1
Foreign currency losses, net	2.5	0.4	—	—	2.9
Miscellaneous, net	(49.4)	5.2	44.7	—	0.5

Other expenses, net	34.4	5.3	49.5	—	89.2

Income (loss) from continuing operations before income taxes	35.5	(0.5)	29.9	—	64.9
Provision for (benefit from) income taxes	27.3	(2.0)	7.1	—	32.4

Income from continuing operations	8.2	1.5	22.8	—	32.5
Income from discontinued operations, net of taxes	0.3	—	—	—	0.3
Equity in income of subsidiaries	24.3	19.7	—	(44.0)	—

Net income	$32.8	$21.2	$22.8	$(44.0)	$32.8

Other comprehensive income	2.2	9.8	4.0	(13.8)	2.2

Total comprehensive income	$35.0	$31.0	$26.8	$(57.8)	$35.0

Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)

For the Nine Months ended September 30, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net Sales	$680.7	$83.0	$417.5	$(146.4)	$1,034.8
Cost of sales	309.4	38.1	166.0	(146.4)	367.1

Gross profit	371.3	44.9	251.5	—	667.7
Selling, general and administrative expenses	303.1	35.0	186.3	—	524.4
Restructuring charges and other, net	1.2	0.5	19.3	—	21.0

Operating income	67.0	9.4	45.9	—	122.3

Other expenses (income), net:
Intercompany interest, net	0.7	(0.7)	4.6	—	4.6
Interest expense	58.9	0.3	0.3	—	59.5
Amortization of debt issuance costs	2.6	—	—	—	2.6
Foreign currency (gains) losses, net	(1.0)	0.3	2.7	—	2.0
Miscellaneous, net	(60.3)	7.5	53.2	—	0.4

Other expenses, net	0.9	7.4	60.8	—	69.1

Income (loss) from continuing operations before income taxes	66.1	2.0	(14.9)	—	53.2
Provision for income taxes	21.9	5.1	6.1	—	33.1

Income (loss) from continuing operations	44.2	(3.1)	(21.0)	—	20.1
Income from discontinued operations, net of taxes	0.4	—	—	—	0.4
Equity in loss of subsidiaries	(24.1)	(25.7)	—	49.8	—

Net income (loss)	$20.5	$(28.8)	$(21.0)	$49.8	$20.5

Other comprehensive income	7.8	2.7	1.9	(4.6)	7.8

Total comprehensive income (loss)	$28.3	$(26.1)	$(19.1)	$45.2	$28.3

Condensed Consolidating Statements of Income and Comprehensive Income

For the Year Ended December 31, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$929.9	$113.6	$576.1	$(193.5)	$1,426.1
Cost of sales	418.6	53.7	227.7	(193.5)	506.5

Gross profit	511.3	59.9	348.4	—	919.6
Selling, general and administrative expenses	397.2	47.3	246.4	—	690.9
Restructuring charges	1.2	0.7	18.8	—	20.7

Operating income	112.9	11.9	83.2	—	208.0

Other expenses, net:
Intercompany interest, net	0.8	(0.8)	6.2	—	6.2
Interest expense	78.4	0.3	0.4	—	79.1
Amortization of debt issuance costs	3.4	—	—	—	3.4
Foreign currency (gains) losses, net	(0.4)	0.5	2.6	—	2.7
Miscellaneous, net	(70.1)	6.8	64.3	—	1.0

Other expenses, net	12.1	6.8	73.5	—	92.4

Income from continuing operations before income taxes	100.8	5.1	9.7	—	115.6
Provision for income taxes	25.0	8.9	10.9	—	44.8

Income (loss) from continuing operations, net of taxes	75.8	(3.8)	(1.2)	—	70.8
Income from discontinued operations, net of taxes	0.4	—	—	—	0.4
Equity in loss of subsidiaries	(5.0)	(11.9)	—	16.9	—

Net income (loss)	$71.2	$(15.7)	$(1.2)	$16.9	$71.2

Other comprehensive (loss) income	(7.3)	10.6	12.8	(23.4)	(7.3)

Total comprehensive income (loss)	$63.9	$(5.1)	$11.6	$(6.5)	$63.9

Condensed Consolidating Statements of Income and Comprehensive Income

For the Year Ended December 31, 2011

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$883.7	$95.2	$574.9	$(172.4)	$1,381.4
Cost of sales	399.8	45.0	220.2	(172.4)	492.6

Gross profit	483.9	50.2	354.7	—	888.8
Selling, general and administrative expenses	391.9	40.6	245.6	—	678.1

Operating income	92.0	9.6	109.1	—	210.7

Other expenses, net:
Intercompany interest, net	0.1	(1.0)	7.1	—	6.2
Interest expense	84.2	0.3	0.4	—	84.9
Amortization of debt issuance costs	3.7	—	—	—	3.7
Loss on early extinguishment of debt, net	11.2	—	—	—	11.2
Foreign currency (gains) losses, net	(1.5)	0.5	5.4	—	4.4
Miscellaneous, net	(47.9)	(1.9)	51.3	—	1.5

Other expenses, net	49.8	(2.1)	64.2	—	111.9

Income from continuing operations before income taxes	42.2	11.7	44.9	—	98.8
Provision for income taxes	26.8	3.2	5.4	—	35.4

Income from continuing operations, net of taxes	15.4	8.5	39.5	—	63.4
Income from discontinued operations, net of taxes	0.6	—	—	—	0.6
Equity in income of subsidiaries	48.0	10.8	—	(58.8)	—

Net income	$64.0	$19.3	$39.5	$(58.8)	$64.0

Other comprehensive loss	(50.6)	(6.3)	(14.3)	20.6	(50.6)

Total comprehensive income	$13.4	$13.0	$25.2	$(38.2)	$13.4

Condensed Consolidating Statements of Income and Comprehensive Income

For the Year Ended December 31, 2010

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$854.2	$69.4	$546.1	$(148.3)	$1,321.4
Cost of sales	367.8	32.0	203.8	(148.3)	455.3

Gross profit	486.4	37.4	342.3	—	866.1
Selling, general and administrative expenses	399.6	32.5	227.2	—	659.3
Restructuring charges	(0.2)	—	(0.1)	—	(0.3)

Operating income	87.0	4.9	115.2	—	207.1

Other expenses, net:
Intercompany interest, net	(0.1)	(1.1)	7.4	—	6.2
Interest expense	89.9	0.3	0.3	—	90.5
Amortization of debt issuance costs	4.5	—	—	—	4.5
Loss on early extinguishment of debt, net	9.7	—	—	—	9.7
Foreign currency (gains) losses, net	(4.6)	(0.3)	11.2	—	6.3
Miscellaneous, net	(46.9)	2.9	45.2	—	1.2

Other expenses, net	52.5	1.8	64.1	—	118.4

Income from continuing operations before income taxes	34.5	3.1	51.1	—	88.7
(Benefit from) provision for income taxes	(255.8)	4.1	16.4	—	(235.3)

Income (loss) from continuing operations, net of taxes	290.3	(1.0)	34.7	—	324.0
Income from discontinued operations, net of taxes	0.3	—	—	—	0.3
Equity in income of subsidiaries	33.7	18.5	—	(52.2)	—

Net income	$324.3	$17.5	$34.7	$(52.2)	$324.3

Other comprehensive income (loss)	7.6	(7.9)	(7.7)	15.6	7.6

Total comprehensive income	$331.9	$9.6	$27.0	$(36.6)	$331.9

Consolidating Condensed Statement of Cash Flow

Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended September 30, 2013

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$38.4	$0.7	$(33.3)	$—	$5.8

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(15.5)	(0.5)	(1.9)	—	(17.9)
Insurance proceeds for property, plant and equipment	—	—	13.1	—	13.1
Proceeds from the sale of certain assets	0.3	—	3.1	—	3.4

Net cash (used in) provided by investing activities	(15.2)	(0.5)	14.3	—	(1.4)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	(1.4)	(0.1)	1.7	—	0.2
Proceeds from the issuance of the 5 3/4% Senior Notes	500.0	—	—	—	500.0
Repayment of the 9 3/4% Senior Secured Notes	(330.0)	—	—	—	(330.0)
Repayment under the 2011 Term Loan Facility	(113.0)	—	—	—	(113.0)
Payment of financing costs	(32.7)	—	—	—	(32.7)
Other financing activities	(1.5)	—	(0.3)	—	(1.8)

Net cash provided by (used in) financing activities	21.4	(0.1)	1.4	—	22.7

Effect of exchange rate changes on cash and cash equivalents	—	—	(4.1)	—	(4.1)

Net increase (decrease) in cash and cash equivalents	44.6	0.1	(21.7)	—	23.0
Cash and cash equivalents at beginning of period	59.1	—	57.2	—	116.3

Cash and cash equivalents at end of period	$103.7	$0.1	$35.5	$—	$139.3

Condensed Consolidating Statements of Cash Flows

For the Nine Months Ended September 30, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities	$(37.9)	$63.7	$(7.9)	$—	$17.9

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(13.0)	(0.3)	(1.5)	—	(14.8)
Business Acquisition	—	(66.2)	—		(66.2)
Proceeds from the sale of certain assets	0.1	0.4	0.1	—	0.6

Net cash used in investing activities	(12.9)	(66.1)	(1.4)	—	(80.4)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase in short-term borrowings and overdraft	10.0	2.3	0.2	—	12.5
Repayments under the 2011 Term Loan Facility	(6.0)	—	—	—	(6.0)
Payment of financing costs	(0.1)	—	—	—	(0.1)
Other financing activities	(0.5)	—	(0.2)	—	(0.7)

Net cash provided by financing activities	3.4	2.3	—	—	5.7

Effect of exchange rate changes on cash and cash equivalents	—	—	0.3	—	0.3

Net decrease in cash and cash equivalents	(47.4)	(0.1)	(9.0)	—	(56.5)
Cash and cash equivalents at beginning of period	57.7	0.1	43.9	—	101.7

Cash and cash equivalents at end of period	$10.3	$—	$34.9	$—	$45.2

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2012

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$21.3	$64.9	$17.9	$—	$104.1

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(18.1)	(0.4)	(2.4)	—	(20.9)
Business acquisition	—	(66.2)	—	—	(66.2)
Proceeds from sales of certain assets	0.1	0.4	0.3	—	0.8

Net cash used in investing activities	(18.0)	(66.2)	(2.1)	—	(86.3)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in short-term borrowings and overdraft	7.4	1.2	(2.3)	—	6.3
Repayments under the 2011 Term Loan Facility	(8.0)	—	—	—	(8.0)
Payment of financing costs	(0.4)	—	—	—	(0.4)
Other financing activities	(0.9)	—	(0.4)	—	(1.3)

Net cash (used in) provided by financing activities	(1.9)	1.2	(2.7)	—	(3.4)

Effect of exchange rate changes on cash and cash equivalents	—	—	0.2	—	0.2

Net increase (decrease) in cash and cash equivalents	1.4	(0.1)	13.3	—	14.6
Cash and cash equivalents at beginning of period	57.7	0.1	43.9	—	101.7

Cash and cash equivalents at end of period	$59.1	$—	$57.2	$—	$116.3

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2011

	Products Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$58.2	$37.4	$(7.6)	$—	$88.0

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(11.7)	(0.4)	(1.8)	—	(13.9)
Business acquisition	—	(39.0)	—	—	(39.0)
Proceeds from sales of certain assets	0.1	—	0.2	—	0.3

Net cash used in investing activities	(11.6)	(39.4)	(1.6)	—	(52.6)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase in short-term borrowings and overdraft	(2.5)	2.0	0.7	—	0.2
Repayments under the 2010 Term Loan Facility	(794.0)	—	—	—	(794.0)
Borrowings under the 2011 Term Loan Facility	796.0	—	—	—	796.0
Repayments under the 2011 Term Loan Facility	(4.0)	—	—	—	(4.0)
Payment of financing costs	(4.3)	—	—	—	(4.3)
Other financing activities	(0.6)	—	(0.8)	—	(1.4)

Net cash (used in) provided by financing activities	(9.4)	2.0	(0.1)	—	(7.5)

Effect of exchange rate changes on cash and cash equivalents	—	—	(2.9)	—	(2.9)

Net increase (decrease) in cash and cash equivalents	37.2	—	(12.2)	—	25.0
Cash and cash equivalents at beginning of period	20.5	0.1	56.1	—	76.7

Cash and cash equivalents at end of period	$57.7	$0.1	$43.9	$—	$101.7

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

	Products Corporation	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by (used in) operating activities	$70.8	$(0.9)	$26.8	$—	$96.7

CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(13.7)	(0.1)	(1.4)	—	(15.2)
Proceeds from sales of certain assets	—	—	0.3	—	0.3

Net cash used in investing activities	(13.7)	(0.1)	(1.1)	—	(14.9)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	(12.8)	0.7	1.5	—	(10.6)
Repayments under the 2006 Term Loan Facility	(815.0)	—	—	—	(815.0)
Borrowings under the 2010 Term Loan Facility	786.0	—	—	—	786.0
Repayments under the 2010 Term Loan Facility	(6.0)	—	—	—	(6.0)
Payment of financing costs	(17.0)	—	—	—	(17.0)
Other financing activities	0.8	—	(0.5)	—	0.3

Net cash (used in) provided by financing activities	(64.0)	0.7	1.0	—	(62.3)

Effect of exchange rate changes on cash and cash equivalents	—	—	2.7	—	2.7

Net (decrease) increase in cash and cash equivalents	(6.9)	(0.3)	29.4	—	22.2
Cash and cash equivalents at beginning of period	27.4	0.4	26.7	—	54.5

Cash and cash equivalents at end of period	$20.5	$0.1	$56.1	$—	$76.7